DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contract Derivative Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 37,334	$ 33,298
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 6,839	$ 4,959
Average Exchange Rate	0.75	0.76
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 7,874	$ 4,952
Average Exchange Rate	1.27	1.32
Foreign exchange contracts | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 2,069	$ 3,829
Average Exchange Rate	1.16	1.21
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 3,989	$ 3,781
Average Exchange Rate	0.71	0.74
Foreign exchange contracts | Indian rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 240	$ 697
Average Exchange Rate	73.55	72.73
Foreign exchange contracts | Chile, Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 548	$ 615
Average Exchange Rate	722.08	647.37
Foreign exchange contracts | Korean won
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 687	$ 561
Average Exchange Rate	1,173	1,102
Foreign exchange contracts | Chinese yuan1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 1,862	$ 543
Average Exchange Rate	5.42	6.85
Foreign exchange contracts | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 111	$ 404
Average Exchange Rate	104.58	104.45
Foreign exchange contracts | Brazilian reais
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 484	$ 78
Average Exchange Rate	0.24	0.24
Foreign exchange contracts | Sweden, Kronor
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 1,578	$ 94
Average Exchange Rate	9.10	7.87
Foreign exchange contracts | Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 584	$ 436
Foreign exchange contracts | Colombian pesos1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 534	$ 370
Average Exchange Rate	3,416.30	2,977.01
Cross currency interest rate swaps [Member] | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 4,493	$ 4,167
Average Exchange Rate	0.77	0.75
Cross currency interest rate swaps [Member] | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 267	$ 257
Average Exchange Rate	1.49	1.49
Cross currency interest rate swaps [Member] | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 103	$ 1,914
Average Exchange Rate	1.09	1.06
Cross currency interest rate swaps [Member] | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 2,033	$ 1,454
Average Exchange Rate	0.98	1.00
Cross currency interest rate swaps [Member] | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 18	$ 750
Average Exchange Rate	110.00	113.32
Cross currency interest rate swaps [Member] | Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 0	$ 15
Average Exchange Rate	0.00
Cross currency interest rate swaps [Member] | Colombian pesos1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 100	$ 125
Average Exchange Rate	3,463.00	3,056
Futures contract [member] | Brazilian reais
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 38	$ 0
Average Exchange Rate	0.25	0.00
Foreign exchange options [Member] | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 0	$ 98
Average Exchange Rate	0.00
Foreign exchange options [Member] | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 1,338	$ 1,736
Average Exchange Rate	1.43	1.31
Foreign exchange options [Member] | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 1,544	$ 463
Average Exchange Rate	1.12	1.15
Foreign exchange options [Member] | Chinese yuan1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 0	$ 500
Average Exchange Rate	0.00	7.10